Supplement dated February 8, 2018
to the Statement of Additional Information (the SAI), as supplemented, dated January 1, 2018, for the following funds (each a
Fund and together the Funds):
Fund
Columbia Funds Series Trust II
Columbia Seligman Communications and Information Fund
Columbia Seligman Global Technology Fund
The information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending May 31 – Information is as of May 31, 2017, unless otherwise noted
Seligman Communications and Information Fund	Paul Wick	5 RICs 2 PIVs 3 other accounts	$1.53 billion $878.05 million $8.65 million	1 PIV ($754.04 M)	Over $1,000,000(a)	Columbia Management	Columbia Management – Tech Team
	Sanjay Devgan	3 RICs 3 other accounts	$1.19 billion $0.71 million	None	$100,001 – $500,000(a)
	Shekhar Pramanick	3 RICs 6 other accounts	$1.19 billion $1.82 million	None	$100,001 – $500,000(a)
	Jeetil Patel	4 RICs 6 other accounts	$1.52 billion $3.65 million	None	None
	Christopher Boova	4 RICs 8 other accounts	$1.52 billion $5.83 million	None	None
	Vimal Patel(g)	6 other accounts	$2.49 million	None	None
For Funds with fiscal year ending October 31 – Information is as of October 31, 2017, unless otherwise noted
Seligman Global Technology Fund	Paul Wick	4 RICs 2 PIVs 5 other accounts	$4.63 billion $675.05 million $18.76 million	1 PIV ($618.6 M)	None	Columbia Management	Columbia Management – Tech Team
	Shekhar Pramanick	3 RICs 5 other accounts	$4.36 billion $2.00 million	None	None
	Sanjay Devgan	3 RICs 3 other accounts	$4.36 billion $0.65 million	None	None
	Jeetil Patel	4 RICs 6 other accounts	$4.63 billion $3.41 million	None	None
	Christopher Boova	4 RICs 8 other accounts	$4.63 billion $5.20 million	None	None
	Vimal Patel(g)	6 other accounts	$2.49 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(g)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2017.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_027_(02/18)